Pension benefits - Annual Pension Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Benefits earned during the year	$ 12.2	$ 16.6	$ 14.9
Interest cost on prior years' benefit obligation	3.5	6.8	6.3
Gross pension cost for the year	15.7	23.4	21.2
Expected return on plan assets	(3.2)	(5.8)	(4.7)
Administration charges	0.8	0.9	0.5
Net pension cost for the year	13.3	18.5	17.0
Social security cost	1.9	2.6	2.4
Amortization of actuarial gains/losses	3.4	2.2	1.5
Amortization of prior service cost	0.0	0.0	(0.4)
Total net pension cost	$ 18.6	$ 23.3	$ 20.5